Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
General, administrative expense, and offering costs	$ 1,174,057	$ 203,118	$ 3,573,487	$ 416,728	$ 1,153,241	$ 1,302,715
Loss from operations	(1,174,057)	(203,118)	(3,573,487)	(416,728)	(1,153,241)	(1,302,715)
Other income (expense)
Interest income	112,508	7,194	156,177	20,496	1,585	27,338
Unrealized gain on marketable securities	(5,002)			1,050	(1,050)	1,050
Change in fair value of warrant liability	934,298	(1,661,506)	2,908,085	3,535,100	(632,213)	5,922,213
Net income (loss)	$ (132,253)	$ (1,857,430)	$ (509,225)	$ 3,139,918	$ (1,784,919)	$ 4,647,886
Class A Common Stock
Weighted average shares outstanding of Class A common stock:
Weighted average shares outstanding basic (in Shares)	18,336,854	20,757,500	19,547,177	20,757,500	20,757,500	20,757,500
Net income (loss) per common share, Class A common stock:
Net income (loss) per common share basic (in Dollars per share)	$ (0.02)	$ (0.33)	$ (0.09)	$ 0.55	$ (0.07)	$ 0.18
Class B Common Stock
Weighted average shares outstanding of Class A common stock:
Weighted average shares outstanding basic (in Shares)	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Net income (loss) per common share, Class A common stock:
Net income (loss) per common share basic (in Dollars per share)	$ (0.02)	$ (0.33)	$ (0.09)	$ 0.55	$ (0.07)	$ 0.18